INCOME TAXES - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	$ (14,053)	$ (15,057)	$ (19,522)
Deferred tax gain	5,972	730	1,102
TOTAL INCOME TAX EXPENSE	(8,081)	$ (14,327)	$ (18,420)
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax gain	$ 1,004